Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) Unit_pure in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares | shares	1,984.0	1,981.0	1,972.0
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share to acquire by holder	one
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	2,900	3,900
Share-based compensation grant date fair value	$ 183	$ 228
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares | shares	0.1	0.5
Annual LTI Plans [member] | Long Term Incentive Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 39	$ 39
Annual LTI Plans [member] | Long Term Incentive Performance Share Units [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	500	500
Annual LTI Plans [member] | Performance share units (PSUs) [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	33	100
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	600	700
Fair value of options granted	$ 35	$ 44
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued		100
Share-based compensation grant date fair value		$ 7